Fair Value Measurements (Financial assets held by the Master Trust) (Details) - EBP023 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust [Line Items]
Investment, Fair Value	$ 403,494,250	$ 363,927,277
Plan interest in Graham Holdings Company Master Trust	403,494,250	363,927,277
Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	1,073,128,380	974,426,006
Level 1, Level 2, and Level 3 [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	683,691,567	629,001,686
Level 1 [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	683,691,567	629,001,686
Mutual Fund [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	621,551,801	569,373,225
Mutual Fund [Member] | Level 1, Level 2, and Level 3 [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	621,784,615	569,520,506
Mutual Fund [Member] | Level 1 [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	621,784,615	569,520,506
Nonemployer Common Stock [Member] | Level 1, Level 2, and Level 3 [Member] | Master Trust [Member] | Berkshire Hathaway [Member]
Master Trust [Line Items]
Investment, Fair Value	56,670,947	55,163,111
Nonemployer Common Stock [Member] | Level 1 [Member] | Master Trust [Member] | Berkshire Hathaway [Member]
Master Trust [Line Items]
Investment, Fair Value	56,670,947	55,163,111
Employer Common Stock [Member] | Level 1, Level 2, and Level 3 [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	5,236,005	4,318,069
Employer Common Stock [Member] | Level 1 [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	5,236,005	4,318,069
Common Collective Trust [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	389,436,814	345,424,320
Common Collective Trust [Member] | Level 1 [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	0	0
Common Collective Trust [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	$ 389,436,813	$ 345,424,320